Operating Segments - Segment Results for Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [Line Items]
Revenue	$ 757,956	$ 602,546	$ 562,179
Payments to repair centers	16,970	24,102	31,170
Revenue less repair payments (non-GAAP)	740,986	578,444	531,009
Depreciation	19,954	16,903	15,435
Other costs	580,061	449,142	399,613
Impairment of goodwill	0	21,673
Other income, net	(11,230)	(8,689)	(8,494)
Finance expense	4,264	547	278
Provision for income taxes	15,431	17,530	21,180
Segment profit/(loss)	132,506	81,338	102,997
Amortization of intangible assets	15,505	20,539	25,198
Share-based compensation expense	30,565	23,036	17,919
Profit/(loss)	86,436	37,763	59,880
Addition to non-current assets	32,538	111,733	31,858
Total assets, net of elimination	759,563	704,123	525,451
Total liabilities, net of elimination	264,607	289,057	117,262
External customers [member]
Disclosure of operating segments [Line Items]
Revenue	757,956	602,546	562,179
Operating segments [member]
Disclosure of operating segments [Line Items]
Segment operating profit/(loss)	140,971	90,726	115,961
Segment profit/(loss) before income taxes	147,937	98,868	124,177
Operating segments [member] | WNS global BPM [member]
Disclosure of operating segments [Line Items]
Revenue	722,600	557,983	509,268
Revenue less repair payments (non-GAAP)	722,600	557,983	509,268
Depreciation	19,682	16,598	15,090
Other costs	561,870	429,074	377,051
Segment operating profit/(loss)	141,048	112,311	117,127
Other income, net	(9,757)	(7,785)	(7,461)
Finance expense	4,065	547	278
Segment profit/(loss) before income taxes	146,740	119,549	124,310
Provision for income taxes	15,319	17,441	20,905
Segment profit/(loss)	131,421	102,108	103,405
Addition to non-current assets	32,337	111,280	30,757
Total assets, net of elimination	633,186	590,974	373,195
Total liabilities, net of elimination	181,627	214,155	36,660
Operating segments [member] | WNS global BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	722,542	557,904	508,864
Operating segments [member] | WNS Auto Claims BPM [member]
Disclosure of operating segments [Line Items]
Revenue	35,414	44,642	53,315
Payments to repair centers	16,970	24,102	31,170
Revenue less repair payments (non-GAAP)	18,444	20,540	22,145
Depreciation	272	305	345
Other costs	18,249	20,147	22,966
Impairment of goodwill		21,673
Segment operating profit/(loss)	(77)	(21,585)	(1,166)
Other income, net	(1,473)	(904)	(1,033)
Finance expense	199
Segment profit/(loss) before income taxes	1,197	(20,681)	(133)
Provision for income taxes	112	89	275
Segment profit/(loss)	1,085	(20,770)	(408)
Addition to non-current assets	201	453	1,101
Total assets, net of elimination	126,377	113,149	152,256
Total liabilities, net of elimination	82,980	74,902	80,602
Operating segments [member] | WNS Auto Claims BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	35,414	44,642	53,315
Inter segments [member]
Disclosure of operating segments [Line Items]
Revenue	(58)	(79)	(404)
Revenue less repair payments (non-GAAP)	(58)	(79)	(404)
Other costs	$ (58)	$ (79)	$ (404)